Note 15 - Provision for Reclamation	12 Months Ended
Dec. 31, 2021
Statement Line Items [Line Items]
Disclosure of other provisions, contingent liabilities and contingent assets [text block]

15. Provision for reclamation

The Company completed its regularly scheduled update to its closure costs estimates in December 2021. The following table reconciles the beginning and ending carrying amounts of the Company’s provision for reclamation. The settlement of the provision is estimated to occur through to 2136.

	2021	2020
Non-operating sites (1)
Balance, beginning of year	$236,542	$180,404
Reclassification of the Öksüt Mine	—	(2,600)
Changes in estimate	17,934	7,961
Changes in discount rate	11,395	46,593
Accretion	1,623	2,252
Liabilities settled	(470)	(245)
Foreign exchange revaluation	713	2,177
Balance, end of year	$267,737	$236,542

Operating sites (1)
Balance, beginning of year	$115,702	$84,799
Amount derecognized due to loss of control of the Kumtor Mine	(56,451)	—
Reclassification of Öksüt Mine	—	2,600
Changes in estimate	6,591	24,433
Changes in discount rate	3,662	2,007
Accretion	3	1,000
Foreign exchange revaluation	236	863
Balance, end of year	$69,743	$115,702

Current portion of reclamation provision	$6,168	$1,095
Non-current portion of reclamation provision	331,312	351,149
Total provision for reclamation	$337,480	$352,244

(1)	Non-operating sites include the Endako Mine, Thompson Creek Mine and Kemess Project. Operating sites include the Mount Milligan Mine, Öksüt Mine and Kumtor Mine up to the loss of control event.

Reclamation expense for the year ended December 31, 2021 was $23.3 million and was primarily attributable to changes in future reclamation cash flow estimates and changes in the discount rates at the Endako Mine and the Thompson Creek Mine. Reclamation expense for the year ended December 31, 2020 was $53.4 million and was primarily attributable to changes in the discount rates at the Endako Mine and the Thompson Creek Mine.

Regulatory authorities in certain jurisdictions require that security be provided to cover the estimated reclamation and remediation obligations. As at December 31, 2021, the Company has provided the regulatory authorities with $165.7 million (December 31, 2020 - $160.4 million) in reclamation bonds and letters of credit for mine closure obligations.